Note 15 - Financial Instruments	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
15.	Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, trade accounts receivable, other receivables, derivatives and amount due from related companies. The principal financial liabilities of the Company consist of long-term bank loans, trade accounts payable and accrued expenses.

Interest rate risk

The Company enters into interest rate swap contracts as economic hedges to manage some of its exposure to variability in its floating rate long-term bank loans. Under the terms of the interest rate swaps the Company and the bank agreed to exchange, at specified intervals, the difference between a paying fixed rate and receiving floating rate interest amount calculated by reference to the agreed principal amounts and maturities.  Interest rate swaps allow the Company to convert long-term bank loans issued at floating rates into equivalent fixed rates. Even though the interest rate swaps were entered into for economic hedging purposes, as noted in Note 13 they do not qualify for hedge accounting, under the guidance relating to Derivatives and Hedging, as the Company does not have currently written contemporaneous documentation identifying the risk being hedged and, both on a prospective and retrospective basis, performing an effectiveness test to support that the hedging relationship is highly effective. Consequently, the Company recognizes the change in fair value of the derivative under "(Loss) / gain on derivatives, net" in the consolidated statements of operations. As of December 31, 2022, the Company had four open interest rate swap contracts for a notional amount of $35.0 million.

Concentration of credit risk

Financial instruments, which potentially subject the Company to significant concentration of credit risk consist primarily of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluation of the relative credit standing of these financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with trade accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable as the Company in most cases gets paid in advance. The Company  may be exposed to credit risk in the event of non-performance by its counterparties to derivative instruments; however, the Company limits its exposure by transacting with counterparties with high credit ratings.

Fair value of financial instruments

The Company follows guidance relating to “Fair value measurements”, which establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements.  This statement enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

The fair value of the Company’s in FFA contracts is determined based on quoted prices from the applicable exchanges and therefore are considered Level 1 of the fair value hierarchy as defined in guidance relating to "Fair value measurements".

The fair value of the Company’s interest rate swap agreements is determined using a discounted cash flow approach based on market-based LIBOR swap rates.  LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items. The fair values of the interest rate swaps determined through Level 2 of the fair value hierarchy as defined in guidance relating to "Fair value measurements" are derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allow value to be determined.

EuroDry Ltd. and Subsidiaries

Notes to the consolidated financial statements

as of December 31, 2021 and 2022 and for the

years ended December 31, 2020, 2021 and 2022

(All amounts expressed in U.S. Dollars)

15.	Financial Instruments - Continued

Recurring Fair Value Measurements

	Fair Value Measurement as of December 31, 2022
	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap contracts, current portion	$1,396,568	-	$1,396,568	-
Interest rate swap contracts, long term portion	$705,970	-	$705,970	-
FFA contract, current portion	$40,830	$40,830

	Fair Value Measurement as of December 31, 2021
	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap contracts, long term portion	$210,113	-	$210,113	-
Liabilities
Interest rate swap contracts, current portion	$289,430	-	$289,430	-

The estimated fair values of the Company’s financial instruments such as cash and cash equivalents and restricted cash, trade accounts payable, accrued expenses and amount due from related companies approximate their individual carrying amounts as of December 31, 2021 and 2022, due to their short-term maturity. Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities. The fair value of the Company’s long-term bank loans, bearing interest at variable interest rates approximates their recorded values as of December 31, 2022, due to the variable interest rate nature thereof. LIBOR and SOFR rates are observable at commonly quoted intervals for the full terms of the loans and hence fair values of the long-term bank loans are considered Level 2 items in accordance with the fair value hierarchy due to their variable interest rate, being the LIBOR or SOFR.